Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 3,525,131	$ 509,206	¥ 3,418,243
Investment property	4,139	598	4,173
Intangible assets	1,754,119	253,383	1,922,854
Investment in associates	311,195	44,952	258
Investment in joint ventures	351,773	50,814	338,579
Deferred tax assets	337,370	48,733	410,728
Right-of-use assets	343,234	49,580	302,013
Capitalized contract cost	176,341	25,472	130,015
Non-current assets	6,803,302	982,738	6,526,863
Current assets
Inventories	5,565,489	803,936	4,654,448
Trade and other receivables	11,658,569	1,684,083	9,416,461
Development properties	18,058	2,608	16,729
Cash and short-term bank deposits	7,913,083	1,143,047	6,433,593
Current assets	25,155,199	3,633,674	20,521,231
Total assets	31,958,501	4,616,412	27,048,094
Equity
Issued capital	2,081,138	300,621	2,081,138
Treasury shares	(285,561)	(41,249)	(285,561)
Statutory reserves	430,236	62,148	443,949
Capital reserves	413,196	59,686	(18,236)
Retained earnings	6,953,671	1,004,459	6,979,738
Other components of equity	(11,719)	(1,693)	(36,403)
Equity attributable to equity holders of the Company	9,580,961	1,383,972	9,164,625
Non-controlling interests	3,314,658	478,803	3,134,940
Total equity	12,895,619	1,862,775	12,299,565
Non-current liabilities
Loans and borrowings	20,000	2,889	638,000
Lease liabilities	42,005	6,068	30,258
Contract liabilities	39,366	5,686	48,091
Deferred tax liabilities	79,014	11,414	65,056
Deferred grants	578,280	83,533	494,847
Other financial liability	73,080	10,556	70,004
Other payables	151,862	21,936	171,768
Non-current liabilities	983,607	142,082	1,518,024
Current liabilities
Trade and other payables	14,493,740	2,093,624	10,293,751
Loans and borrowings	2,000,020	288,903	1,871,800
Lease liabilities	35,667	5,152	32,973
Contract liabilities	954,955	137,943	582,592
Provision for taxation	91,408	13,204	60,824
Provisions	503,485	72,729	388,565
Current liabilities	18,079,275	2,611,555	13,230,505
Total liabilities	19,062,882	2,753,637	14,748,529
Total equity and liabilities	¥ 31,958,501	$ 4,616,412	¥ 27,048,094